Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
The Company does not have any recorded or unrecorded guarantees of the indebtedness of others.
Lawsuits and Legal Claims
The Company is engaged in various legal proceedings, claims, audits and investigations that have arisen in the ordinary course of business. These matters may include among others, antitrust/competition claims, intellectual property infringement claims, employment matters and commercial matters. The outcome of all of the matters against the Company is subject to future resolution, including the uncertainties of litigation.

From time to time, we are involved in litigation in the ordinary course of our business, including claims or contingencies that may arise related to matters occurring prior to our acquisition of businesses. At the present time, primarily because the matters are generally in early stages, we can give no assurance as to the outcome of any pending litigation to which we are currently a party, and we are unable to determine the ultimate resolution of these matters or the effect they may have on us. Our best estimate of the Company's potential liability for the larger legal claims is $60,500, which includes estimated legal costs and accrued interest. The recorded probable loss is an estimate and the actual costs arising from our litigation could be materially lower or higher. We do not expect the outcome of such proceedings to have a material adverse effect on our results of operations or financial condition. We have and will continue to vigorously defend ourselves against these claims. We maintain appropriate insurance that we expect is likely to provide coverage for some of these liabilities or other losses that may arise from these litigation matters.

On January 24, 2022, a putative securities class action complaint was filed in the United States District Court for the Eastern District of New York against Clarivate and certain of its executives alleging that there were weaknesses in the company’s internal controls over financial reporting and financial reporting procedures that it failed to disclose in violation of federal securities law and claiming damages on behalf of a putative class of shareholders who acquired Clarivate securities between February 26, 2021 and December 27, 2021. The complaint references an error in the accounting treatment of an equity plan included in the Company’s 2020 business combination with CPA Global that was disclosed on December 27, 2021. Clarivate does not believe that the claims alleged in the complaint have merit and will vigorously defend against it. Given the early stage of the proceedings, we are unable to estimate the reasonably possible loss or range of loss, if any, arising from this matter.

Warrant Liabilities
Under Accounting Standards Codification 815, Derivatives and Hedging, ("ASC 815"), warrant instruments that do not meet the criteria to be considered indexed to an entity's own stock shall be initially classified as a liability at their estimated fair values, regardless of the likelihood that such instruments will ever be settled in cash. In periods subsequent to issuance, changes in the estimated fair value of the liabilities are reported through earnings.
Contingent Liabilities
In conjunction with the acquisition of Publons, the Company agreed to pay former shareholders up to an additional $9,500 through 2020. Amounts payable were contingent upon Publons’ achievement of certain milestones and performance metrics. The Company paid $0 and $3,701 of the contingent purchase price in the year ended December 31, 2021 and 2020, respectively, as a result of Publons achieving the first tier of milestones and performance metrics during 2020. The Company had an outstanding liability of $0 related to the estimated fair value of this contingent consideration as of December 31, 2021 and 2020.
In conjunction with the acquisition of Kopernio, the Company paid former shareholders $2,184 during the year ended December 31, 2020, due to the achievement of certain milestones and performance metrics. As a result of the payment, no further obligations exist as of December 31, 2021 and 2020.
In conjunction with the acquisition of TrademarkVision, the Company agreed to pay former shareholders a potential earn-out dependent upon achievement of certain milestones and financial performance metrics through 2020. Amounts payable were contingent upon TrademarkVision’s achievement of certain milestones and performance metrics. During the year ended December 31, 2020, the Company paid $8,000 of the contingent purchase price to complete the earn-out. Due to the earn-out being settled during 2020, the outstanding liability as of December 31, 2021 and 2020 was $0.
In conjunction with the acquisition of DRG, the Company agreed to pay up to 2,895,638 shares as contingent stock consideration, valued at $58,897 on the closing date of the acquisition. See Note 4 - Business Combinations for more information on the contingent stock consideration. Amounts payable were contingent upon any indemnity losses or claims to indemnity losses occurring within that one-year period. During March 2021, the Company issued 2,895,638 shares as per the purchase agreement for the acquisition of DRG for a total of $61,619 which was satisfied. The issuance of these shares represents a non-cash financing activity on the statement of cash flows.
In conjunction with the acquisition of CPA Global, the Company agreed to pay up to 1,500,000 shares as contingent stock consideration, valued at $46,485 on the closing date of the acquisition. See Note 4 - Business Combinations for more information on the contingent stock consideration. The amount was payable 110 days after the acquisition date and was contingent upon any indemnity losses or claims for indemnity losses as defined in the purchase agreement. During January 2021, the Company issued 1,500,000 shares as per the purchase agreement for the acquisition of CPA Global related to a hold-back clause for a total of $43,890 which was satisfied. The issuance of these shares represents a non-cash financing activity on the statement of cash flows.

As of December 31, 2021, there were no outstanding contingent liabilities.

MCPS Dividends

As noted in Note 16 - Shareholders’ Equity, dividends on our convertible preferred shares will be payable on a cumulative basis when, as and if declared by our Board of Directors, or an authorized committee of our Board of Directors, at an annual rate of 5.25% of the liquidation preference of $100.00 per share. Refer to Note 16 - Shareholders’ Equity for further details.

Commitments

Unconditional purchase obligations
Purchase obligations are defined as agreements to purchase goods or services that are enforceable and legally binding and that specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable pricing provisions and the approximate timing of the transactions. The Company has various purchase obligations for materials, supplies, outsourcing and other services contracted in the ordinary course of business. These items are not recognized as liabilities in our Consolidated Financial Statements but are required to be disclosed. The contractual terms of these purchase obligations extend through 2026. The Company incurred $83,598 towards these purchase obligations during the year ended December 31, 2021.
The future unconditional purchase obligations as of December 31, 2021 are as follows:

Year ending December 31,
2022	103,602
2023	44,896
2024	32,533
2025	16,606
Thereafter	2,307
Total	$199,944